Warrants Liability - Summary of the Changes in the Fair Value of the Warrants Liability (Detail) - Derivative Financial Instruments, Liabilities [Member] - Warrant [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 568	$ 459	$ 459
Exercise of warrants	(568)
Changes in fair value		109
Balance at end of year		$ 568	$ 459